SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
Share Option Activities
Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2011	23,695,602	0.92	8.88	3,194
Options granted	3,535,450	1.35
Options exercised	(1,943,515)	0.28
Options forfeited	(1,464,126)	0.90
Outstanding as of December 31, 2012	23,823,411	1.04	8.22	4,077
Options granted	8,077,000	1.45
Options exercised	(3,137,500)	0.71
Options forfeited or cancelled	(1,372,120)	1.06
Outstanding as of December 31, 2013	27,390,791	1.20	7.80	47,769
Options granted	62,500	1.31
Options exercised	(1,725,295)	0.39
Options forfeited or cancelled	2,124,020	1.71
Outstanding as of December 31, 2014	23,603,976	1.21	6.77	—
Vested and exercisable as of December 31, 2012	9,143,752	0.85	7.69	3,275
Vested and exercisable as of December 31, 2013	11,585,914	0.98	6.99	22,746
Vested and exercisable as of December 31, 2014	16,777,799	1.14	6.52	—

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2011	2,337,500	0.93	9.92	283
Options granted	450,000	1.35
Outstanding as of December 31, 2012	2,787,500	1.00	9.01	577
Options granted	975,000	1.18
Options exercised	(322,910)	0.95
Options forfeited or cancelled	(470,840)	1.16
Outstanding as of December 31, 2013	2,968,750	1.04	8.30	5,639
Options exercised	(1,250,000)	0.96
Outstanding as of December 31, 2014	1,718,750	1.10	7.47	—
Vested and exercisable as of December 31, 2012	1,584,375	0.99	8.97	348
Vested and exercisable as of December 31, 2013	1,570,833	0.98	8.07	3,079
Vested and exercisable as of December 31, 2014	990,104	1.08	7.40	—

Assumptions Used in Binomial Option-pricing Model
Granted to Employees	2012	2013	2014
Average risk-free interest rate	1.04%-3.00%	2.26%-3.16%	3.09%
Exercise Multiple	2.2-2.8	2.0-2.8	2.2
Expected Forfeiture Rate	0%-5%	0%-7%	12.5%
Expected option life	10 years	10 years	10 years
Volatility rate	51%-68%	42%-50%	58%
Dividend yield	0%	0%	0%
Share price	$1.25-2.14	$1.21-4.53	$1.31

Granted to Non-Employees	2012	2013	2014
Average risk-free interest rate	2.24%-2.60%	2.26%-3.06%	—
Exercise Multiple	N/A	N/A	N/A
Expected Forfeiture Rate	—	—	—
Expected option life	9-10 years	8-10 years	—
Volatility rate	48%-66%	47%-50%	—
Dividend yield	0%	0%	—
Share price	$1.21-2.13	$1.21-4.36	—

Restricted Share Activities
	Number of shares	Weighted average grant date fair value
		US$
Unvested as of December 31, 2011	1,075,000	1.6800
Granted	47,973,506	1.2379
Forfeited	(1,021,995)	1.4936
Vested	(2,992,985)	0.8971
Unvested as of December 31, 2012	45,033,526	1.2653
Granted	52,643,485	3.2537
Forfeited	(3,899,858)	1.4428
Vested	(18,037,583)	1.4524
Unvested as of December 31, 2013	75,739,570	2.5937
Granted	10,568,399	1.8971
Forfeited	(12,599,317)	1.9485
Vested	(29,698,444)	3.0103
Unvested as of December 31, 2014	44,010,208	2.3300